NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Hanire Purchase Agreement (Details) $ / shares in Units, $ in Millions			3 Months Ended
	Dec. 31, 2024 USD ($) D $ / shares shares	Feb. 09, 2024 $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Sale price per share (in dollars per share) | $ / shares		$ 10		$ 10
Stock split	0.0167
Interest rate (in percent)	12.00%		12.00%
Conversion rate as a percentage of specified trading days volume weighted average share price	60.00%
Debt instrument, threshold consecutive trading days | D	20
Period to file registration statement with SEC	30 days	30 days
Liquidation damages payable as a percentage of aggregate amount paid for registrable securities upon failure to file or failure to be declared effective of the registration statement within the deadline	0.50%		0.50%
Maximum liquidation damages payable as a percentage of aggregate purchase price in the event of default in filing or declaring effective of the registration statement	5.00%
Upon closing of securities purchase transaction
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Aggregate principal amount	$ 5.0		$ 5.0
Upon securing settlement amounts outstanding to principal owners of securities broker
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Aggregate principal amount	12.5		12.5
Upon achievement of positive net income in most recent reporting period
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Aggregate principal amount	$ 7.5		$ 7.5
Hanire, LLC
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Stock split			0.0167
Maximum aggregate purchase price	$ 5.0		$ 5.0
Threshold number of shares for purchase by investor as percentage of outstanding voting stock	19.90%		19.90%
Threshold number of days available to investor to complete the purchase and sale transaction of securities under the securities purchase agreement | D	15
Hanire, LLC | Subordinated notes
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Sale price per share (in dollars per share) | $ / shares	$ 15		$ 15
Hanire, LLC | Harine Note
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Common Stock that may be issuable | shares	333,333		333,333
Aggregate principal amount	$ 15.0		$ 15.0
Hanire, LLC | Harine Note | Maximum
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Aggregate principal amount	$ 40.0		$ 40.0